Income tax (Details 5)	Dec. 31, 2021 ARS ($)
Statement [Line Items]
Tax Loss Carry-forward	$ 4,047,543,000
CP Achiras
Statement [Line Items]
Tax Loss Carry-forward	354,422,000
CPR Energy Solutions S.A.U.
Statement [Line Items]
Tax Loss Carry-forward	71,000
CP La Castellana
Statement [Line Items]
Tax Loss Carry-forward	25,197,000
Vientos La Genoveva I S.A.U.
Statement [Line Items]
Tax Loss Carry-forward	140,959,000
Proener
Statement [Line Items]
Tax Loss Carry-forward	3,193,299,000
CP Los Olivos
Statement [Line Items]
Tax Loss Carry-forward	87,836,000
CP Manque
Statement [Line Items]
Tax Loss Carry-forward	189,000
CP Renovables S.A.
Statement [Line Items]
Tax Loss Carry-forward	245,570,000
2024
Statement [Line Items]
Tax Loss Carry-forward	182,649,000
2024 | CP Achiras
Statement [Line Items]
Tax Loss Carry-forward	182,649,000
2024 | CPR Energy Solutions S.A.U.
Statement [Line Items]
Tax Loss Carry-forward	0
2024 | CP La Castellana
Statement [Line Items]
Tax Loss Carry-forward	0
2024 | Vientos La Genoveva I S.A.U.
Statement [Line Items]
Tax Loss Carry-forward	0
2024 | Proener
Statement [Line Items]
Tax Loss Carry-forward	0
2024 | CP Los Olivos
Statement [Line Items]
Tax Loss Carry-forward	0
2024 | CP Manque
Statement [Line Items]
Tax Loss Carry-forward	0
2024 | CP Renovables S.A.
Statement [Line Items]
Tax Loss Carry-forward	0
2025
Statement [Line Items]
Tax Loss Carry-forward	461,132,000
2025 | CP Achiras
Statement [Line Items]
Tax Loss Carry-forward	171,773,000
2025 | CPR Energy Solutions S.A.U.
Statement [Line Items]
Tax Loss Carry-forward	0
2025 | CP La Castellana
Statement [Line Items]
Tax Loss Carry-forward	25,197,000
2025 | Vientos La Genoveva I S.A.U.
Statement [Line Items]
Tax Loss Carry-forward	140,959,000
2025 | Proener
Statement [Line Items]
Tax Loss Carry-forward	11,055,000
2025 | CP Los Olivos
Statement [Line Items]
Tax Loss Carry-forward	134,000
2025 | CP Manque
Statement [Line Items]
Tax Loss Carry-forward	174,000
2025 | CP Renovables S.A.
Statement [Line Items]
Tax Loss Carry-forward	111,840,000
2026
Statement [Line Items]
Tax Loss Carry-forward	3,403,762,000
2026 | CP Achiras
Statement [Line Items]
Tax Loss Carry-forward	0
2026 | CPR Energy Solutions S.A.U.
Statement [Line Items]
Tax Loss Carry-forward	71,000
2026 | CP La Castellana
Statement [Line Items]
Tax Loss Carry-forward	0
2026 | Vientos La Genoveva I S.A.U.
Statement [Line Items]
Tax Loss Carry-forward	0
2026 | Proener
Statement [Line Items]
Tax Loss Carry-forward	3,182,244,000
2026 | CP Los Olivos
Statement [Line Items]
Tax Loss Carry-forward	87,702,000
2026 | CP Manque
Statement [Line Items]
Tax Loss Carry-forward	15,000
2026 | CP Renovables S.A.
Statement [Line Items]
Tax Loss Carry-forward	$ 133,730,000